Newbuildings (Details) - Newbuildings $ in Thousands	Jun. 30, 2016 USD ($)
Long-term Purchase Commitment [Line Items]
Payable within 6 months to December 31, 2016	$ 30,938
Payable within 2017	185,625
Total payable	$ 216,563